DRINKER BIDDLE & REATH LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 6, 2006

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Patricia P. Williams

Re:	The Commerce Funds – Post Effective Amendment No. 28;
Registration Nos. 33-80966 and 811-8598

Ladies and Gentlemen:

On behalf of The Commerce Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated March 1, 2006 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, (“PEA No. 28”), which was filed on March 1, 2006.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy